Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2011
Registrant Name	dei_EntityRegistrantName	PNC ADVANTAGE FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000908823
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Sep. 30, 2011
PNC Advantage Institutional Government Money Market Fund (Prospectus Summary) | PNC Advantage Institutional Government Money Market Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PAVXX
PNC Advantage Institutional Government Money Market Fund (Prospectus Summary) | PNC Advantage Institutional Government Money Market Fund | Advisor Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PADXX
PNC Advantage Institutional Government Money Market Fund (Prospectus Summary) | PNC Advantage Institutional Government Money Market Fund | Service Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PAUXX
PNC ADVANTAGE INSTITUTIONAL MONEY MARKET FUND (Prospectus Summary) | PNC ADVANTAGE INSTITUTIONAL MONEY MARKET FUND | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PABXX
PNC ADVANTAGE INSTITUTIONAL MONEY MARKET FUND (Prospectus Summary) | PNC ADVANTAGE INSTITUTIONAL MONEY MARKET FUND | Advisor Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PAAXX
PNC ADVANTAGE INSTITUTIONAL MONEY MARKET FUND (Prospectus Summary) | PNC ADVANTAGE INSTITUTIONAL MONEY MARKET FUND | Service Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PAHXX
PNC Advantage Institutional Treasury Money Market Fund (Prospectus Summary) | PNC Advantage Institutional Treasury Money Market Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PAIXX
PNC Advantage Institutional Treasury Money Market Fund (Prospectus Summary) | PNC Advantage Institutional Treasury Money Market Fund | Advisor Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PAYXX
PNC Advantage Institutional Treasury Money Market Fund (Prospectus Summary) | PNC Advantage Institutional Treasury Money Market Fund | Service Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PAEXX